Capital adequacy and liquidity situation - Own funds (Details) - Separate - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	kr 24,047	kr 23,617
Total regulatory adjustments to Common Equity Tier 1 capital	(646)	(493)
Total Common Equity Tier 1 capital	23,401	23,124
Total own funds	23,401	23,124
Share capital
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	3,990	3,990
Retained earnings
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	19,173	18,468
Accumulated other comprehensive income and other reserves
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	368	456
Independently reviewed profit net of any foreseeable charge or dividend
Disclosure of objectives, policies and processes for managing capital [line items]
Common Equity Tier 1 (CET1) capital before regulatory adjustments	516	703
Additional value adjustments due to prudent valuations
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(93)	(83)
Intangible assets
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(26)	(22)
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(142)	(229)
IRB shortfall of credit risk adjustments to expected losses
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	(114)	(144)
Insufficient coverage for non-performing exposures
Disclosure of objectives, policies and processes for managing capital [line items]
Total regulatory adjustments to Common Equity Tier 1 capital	kr (271)	kr (15)